Deferred income tax assets and liabilities (Movements in deferred income tax assets without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	¥ 3,604,577	¥ 2,432,552
Business combination (Note 41)	30,535	1,133,930
Disposal of subsidiaries		(78,484)
(Charged) /credited to profit or loss	185,057	124,987
Credited to other comprehensive income	77,050	(11,905)
Currency translation differences	6,112	3,497
End of the year	3,903,331	3,604,577
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	5,571	17,476
Business combination (Note 41)	0	0
Disposal of subsidiaries		0
(Charged) /credited to profit or loss	0	0
Credited to other comprehensive income	77,050	(11,905)
Currency translation differences	1,493	0
End of the year	84,114	5,571
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	13,422	13,915
Business combination (Note 41)	0	0
Disposal of subsidiaries		0
(Charged) /credited to profit or loss	(493)	(493)
Credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	12,929	13,422
Provision for impairment loss [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	593,957	607,154
Business combination (Note 41)	0	0
Disposal of subsidiaries		(10,686)
(Charged) /credited to profit or loss	43,640	(2,593)
Credited to other comprehensive income	0	0
Currency translation differences	992	82
End of the year	638,589	593,957
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	1,032,633	538,204
Business combination (Note 41)	0	574,600
Disposal of subsidiaries		(9,962)
(Charged) /credited to profit or loss	(106,076)	(70,209)
Credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	926,557	1,032,633
Accrued expenses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	54,251	42,123
Business combination (Note 41)	0	5,052
Disposal of subsidiaries		0
(Charged) /credited to profit or loss	1,766	7,076
Credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	56,017	54,251
VAT refunds on purchases of domestically manufactured equipment [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	179,576	205,009
Business combination (Note 41)	0	0
Disposal of subsidiaries		0
(Charged) /credited to profit or loss	(25,433)	(25,433)
Credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	154,143	179,576
Unused tax losses [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	561,422	230,988
Business combination (Note 41)	2,919	139,387
Disposal of subsidiaries		(5,566)
(Charged) /credited to profit or loss	210,336	196,613
Credited to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	774,677	561,422
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
Beginning of the year	1,163,745	777,683
Business combination (Note 41)	27,616	414,891
Disposal of subsidiaries		(52,270)
(Charged) /credited to profit or loss	61,317	20,026
Credited to other comprehensive income	0	0
Currency translation differences	3,627	3,415
End of the year	¥ 1,256,305	¥ 1,163,745